Fair Value Measurements - Fair Value Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 256,124	$ 272,431
Reclassifications from cost method to fair value method	0	3,610
Recognized fair value (loss) gain	(11,288)	9,691
Cash distributions received	(452)	(27,778)
Capital contributions paid	4,069	1,546
Transfer out to Level 1	0	(3,376)
Ending balance	$ 248,453	$ 256,124